Recent Developments, Liquidity and Management's Plans - Summary of Milestone Events Payment (Details) (Parenthetical)		12 Months Ended
	Nov. 12, 2020 Integer	Dec. 31, 2020 USD ($) Integer
Number of consecutive trading days | Integer	10
Milestone Period One [Member]
Number of trading days | Integer		10
Number of consecutive trading days | Integer		20
Market capitalization		$ 500,000,000
Payments to milestone		$ 20,000,000
Milestone Period Two [Member]
Number of trading days | Integer		10
Number of consecutive trading days | Integer		20
Increase in market capitalization		$ 250,000,000
Incremental increase payable		20,000,000
Milestone Period Two [Member] | Maximum [Member]
Market capitalization		1,000,000,000
Payments to milestone		$ 10,000,000
Milestone Period Three [Member]
Number of trading days | Integer		10
Number of consecutive trading days | Integer		20
Market capitalization		$ 1,000,000,000
Payments to milestone		$ 25,000,000
Milestone Period Four [Member]
Number of trading days | Integer		10
Number of consecutive trading days | Integer		20
Increase in market capitalization		$ 1,000,000,000
Milestone Period Four [Member] | Maximum [Member]
Payments to milestone		$ 25,000,000